Stockholders’ Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Stockholders’ Equity

Note 13 – Stockholders’ Equity

Amended Articles of Incorporation

Effective on March 17, 2025, the Company amended its Articles of Incorporation to increase the authorized shares to 1,030,000,000 shares, of which 1,000,000,000 shares are common stock and 30,000,000 shares are preferred stock.

Preferred Shares

Shares Outstanding

The Company is authorized to issue up to 30,000,000 shares of Preferred Stock, par value $0.0001 per share.

Series A Preferred Stock

The Company originally designated 10,000,000 shares of its Preferred Stock as Series A Convertible Preferred Stock. On March 17, 2025, the Company amended and restated its Series A Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series A Preferred Stock, par value $0.0001, with the following rights and privileges.

Dividends. Holders of shares of Series A Preferred Stock are not entitled to receive dividends.

Voting Rights. Each share of Series A Preferred Stock is entitled to 1,000 votes on all matters submitted to a vote of the holders of Common Stock, voting together with the holders of Common Stock as a single class. Holders of shares of Series A Preferred Stock do not have cumulative voting rights. This means a holder of a single share of Series A Preferred Stock cannot cast more than one vote for each position to be filled on the Board of Directors.

Other Rights. Shares of Series A Preferred Stock are not entitled to a liquidation preference. The holders of the Series A Preferred Stock may not be redeemed without the consent of the holders of the Series A Preferred Stock. The holder of the Series A Preferred Stock are not entitled to pre-emptive rights or subscription rights.

As of December 31, 2025 and 2024, there were 1,666,667 shares of Series A Preferred stock issued and outstanding.

Series C Convertible Preferred Stock

The Company has designated 10,000,000 shares of its Preferred Stock as Series C Convertible Preferred Stock with the following rights and privileges.

Dividends. Holders of shares of Series C Convertible Preferred Stock are not entitled to receive dividends.

Voting Rights. The holders of the Series C Convertible Preferred Stock are not entitled to vote.

Conversion Rights. Each share of Series C Convertible Preferred Stock outstanding as such time shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into 3.3333 shares of the Common Stock of the Company (the “Conversion Ratio”). Such Conversion Ratio, and the rate at which shares of Series C Convertible Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment.

Other Rights. The holders of the Series C Convertible Preferred Stock are not entitled to a liquidation preference. The holders of the Series C Convertible Preferred Stock may not be redeemed without the consent of the holders of the Series C Convertible Preferred Stock. The holder of the Series C Convertible Preferred Stock are not entitled to pre-emptive rights or subscription rights.

In September 2025, the Company entered into Securities Purchase Agreements with certain investors for the issuance and sale (the “PIPE Offering”) of (i) 420,943 shares of its Series C Convertible Preferred Stock for an aggregate purchase price of approximately $5.4 million, net of proceeds and (ii) warrants (the “PIPE Warrants”) to purchase up to 701,563 shares of Common Stock at an offering price of $15.00 per share of Series C Convertible Preferred Stock and accompanying PIPE Warrant. The PIPE Warrants are exercisable immediately upon issuance at an exercise price of $6.00 per share and will expire five years from the date of issuance. In addition, the Company issued 105,233 placement agent warrants for a period of five years at an exercise price per share of $5.40.

In October 2025, the Company entered into 2nd PIPE Offering of (i) 193,968 shares of its Series C Convertible Preferred Stock for an aggregate purchase price of approximately $2.7 million, net of proceeds, and (ii) PIPE Warrants to purchase up to 323,276 shares of Common Stock at an offering price of $15.00 per share of Series C Convertible Preferred Stock and accompanying PIPE Warrant. The PIPE Warrants are exercisable immediately upon issuance at an exercise price of $6.00 per share and will expire five years from the date of issuance. In addition, the Company issued 48,491 placement agent warrants for a period of five years at an exercise price per share of $5.40.

In addition, during the year ended December 31, 2025, the Company issued 355,257 shares of Series C Convertible Preferred Stock as follows:

•	27,500 shares for purchase subscriptions of $260,000, at prices of $4.00 or $6.00 per share
•	241,507 shares for services, valued at $4,959,042 at market price on issuance dates.
•	86,250 shares for compensation, valued at $1,638,629 at market price on issuance dates.

During the year ended December 31, 2025, the holders of the Series C Convertible Preferred Stock converted 3,164,469 shares of the Company’s Series C Convertible Preferred Stock into 10,548,252 shares of the Company’s common stock.

During the year ended December 31, 2024, the Company issued 728,470 shares of Series C Convertible Preferred Stock as follows:

•	183,332 shares issued for stock payable of $500,000.
•	421,805 shares for purchase subscriptions of $1,845,000, at prices of $4.00 to $6.00 per share.
•	123,333 issued for services, valued at $1,196,000 at market price on issuance dates.

As of December 31, 2025 and 2024, there were 807,668 and 3,001,969 shares of the Company’s Series C Convertible Preferred Stock issued and outstanding, respectively.

Subscription Received

During the year ended December 31, 2023, the Company received $500,000 for subscriptions of 183,332 shares of Series C Convertible Preferred Stock. As of December 31, 2023, 183,332 shares were not issued and are recorded as preferred stock to be issued with value of $500,000 in equity. During the year ended December 31, 2024, the Company issued the 183,332 shares of Series C Convertible Preferred Stock.

Common Stock

The Company has authorized 1,000,000,000 shares of common stock with a par value of $0.0001. Each share of common stock entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

During the year ended December 31, 2025, the Company issued 12,382,051 shares of Common Stock as follows:

•	10,548,252 shares for conversion of Series C Convertible Preferred Stock.
•	1,630,354 shares for conversion of debt of $11,450,455.
•	37,667 shares for services, valued at $234,640.
•	165,419 shares for cashless exercise of warrants.
•	359 shares for reverse stock split adjustment.

During the year ended December 31, 2024, the Company issued 716,033 shares of Common Stock and cancelled 10,833,334 shares as follows:

•	208,333 shares issued for compensation, valued at $1,074,750 at market price on issuance date.
•	166,667 shares issued for services, valued at $787,249 at market price on issuance date.
•	257,699 shares for conversion and settlement of debt of $1,112,355 at market price on issuance date.
•	83,334 shares issued for common stock to be issued from fiscal year ended 2023 – to two directors of the Company.
•	10,833,334 shares were cancelled by the former Company's President, valued at $6,500.

As of December 31, 2025 and 2024, there were 18,522,315 and 6,140,264 shares of the Company’s common stock issued and outstanding, respectively.

Common Stock to be Issued

On November 1, 2022, the Company’s Board of Directors approved the issuance of 41,667 shares of common stock to each of the two independent directors for their board services in support of the Company. The Company valued 83,334 shares of common stock at the market value of the Company’s common stock at approval date for the amount of $180,000. During the year ended December 31, 2024, the Company issued 83,334 shares of common stock and settled common stock to be issued of $180,000.

On April 22, 2024, the Company entered into an advisory and consulting agreement for a period of twelve (12) months with share compensation of 41,667 shares of common stock upon signing the agreement. The Company valued 41,667 shares based on market value at signing of the agreement, in the amount of $200,000 and recorded as common stock to be issued as a component of stockholders’ equity. On July 1, 2024, the Company terminated the agreement due to a lack of service performance by a contractor and 41,667 shares to be issued were cancelled.

Restricted stock units (RSU)

On June 27, 2025 (the “Effective Date”), the Company entered into the employment agreement with our Chief Operating Officer (“COO”), commencing on July 21, 2025. Under this agreement, the Company issued 150,000 restricted shares of the Common Stock as stock bonus. Shares shall vest one-fourth each anniversary of the Effective Date. The grant date fair value of shares is $1,799,970.

On September 22, 2025, the Company entered into the employment agreement with our new Chief Executive Officer (“CEO”), commencing on October 1, 2025 (the “Effective Date”). Under this agreement, the Company issued 300,000 restricted shares of the Common Stock as stock bonus. Shares shall vest one-fourth on first anniversary of the Effective Date and the remaining three-fourths on monthly basis over the following 36 months. The grant date fair value of shares is $1,698,000.

During the year ended December 31, 2025, the Company recorded compensation expense of $331,120. As of December 31, 2025, unrecognized compensation cost for unvested equity awards was $3,166,850.

Management stock compensation (PSU)

During 2025, the Company entered into employment and consulting agreements with our CEO, former CEO, COO and a Director. The stock compensation based on market capitalization condition is as follows:

Market capitalization for 30 consecutive days	Consulting agreement Former CEO and current Chairman	Consulting agreement Director	Employment agreement COO	Employment agreement CEO
$120,000,000	70,000 series C Convertible Preferred Stock	70,000 series C Convertible Preferred Stock	–	–
$150,000,000	70,000 series C Convertible Preferred Stock	70,000 series C Convertible Preferred Stock	37,500 common stock	75,000 common stock
$200,000,000	70,000 series C Convertible Preferred Stock	70,000 series C Convertible Preferred Stock	37,500 common stock	75,000 common stock
$250,000,000	70,000 series C Convertible Preferred Stock	70,000 series C Convertible Preferred Stock	37,500 common stock	75,000 common stock
$300,000,000	–	–	37,500 common stock	75,000 common stock

Fair value ($)	1,932,000	3,165,000	1,740,000	1,580,000

The Company used the Monte Carlo model to calculate the fair value of compensation and estimated a total of the grant date fair value of $8,417,000. The Company records compensation expense over the term of a derived service period unless the condition is satisfied at an earlier date. During the year ended December 31, 2025, the Company recorded compensation expense of $5,809,402. As of December 31, 2025, unrecognized compensation cost for unvested equity awards was $2,607,598, which is expected to be recognized over a remaining weighted-average period of 0.38 years. As of December 31, 2025, none of the PSU’s have been achieved.

For the year ended December 31, 2025, the estimated fair values of the compensation measured used the following significant assumptions:

2025
Derived service period	0.51 - 1.05 year
Risk-free interest rate	3.62% - 3.97%
Stock price at valuation date	$5.66 - 12.00
Expected average volatility	108.5% - 151.0%
First Capitalization Thresholder per share price	$6.85 - 14.28
Second Capitalization Thresholder per share price	$8.56 - 19.02
Third Capitalization Thresholder per share price	$11.42 - 23.82
Fourth Capitalization Thresholder per share price	$14.27 - 28.56

Warrants

The Company issued a total of 1,024,838 warrants for a period of five years at an exercise price per share of $6.00 in connection with Series C Convertible Preferred Stock under PIPE in September and October 2025. The Company recorded the warrants value of $2,644,636 to additional paid-in capital. In addition, the Company issued 153,724 placement agent warrants for a period of five years at an exercise price per share of $5.40. The Company recorded the warrants value of $950,749 to additional paid-in capital as offering expenses.

The Company issued a total of 848,963 warrants for a period of five years at an exercise price per share of $3.00 in connection with convertible notes in February 2025. The Company issued a total of 111,898 placement agent warrants at an exercise price per share of $2.64 for financing expense of convertible notes issued in 2025. Warrants are exercisable on September 7, 2025, and are for a period of five years following the initial exercise date. The Company recorded the warrants with a value of $2,482,169 to additional paid-in capital.

The Company issued 666,668 warrants to our underwriter, for a period of five years at an exercise price per share of $0.06 for financial advisory services in March 2025. Each 166,667 warrants are exercisable on September 7, 2025, March 7, 2026, September 7, 2026 and March 7, 2027. The Company recorded a financing expense of $6,167,334 to additional paid-in capital.

The Company issued a total of 270,010 warrants for a period of five years at an exercise price per share of $3.00 in connection with convertible notes for the year ended December 31, 2024. The Company recorded the warrants value of $546,863 to additional paid in capital.

We evaluate all warrants issued to determine the appropriate classification under ASC 480 and ASC 815. In addition to determining classification, we evaluate these instruments to determine if such instruments meet the definition of a derivative. The classification of all outstanding warrants, including whether such instruments should be recorded as equity, is evaluated at the end of each reporting period.

The warrants are valued using a Black Scholes valuation model. The use of this valuation model requires the input of highly subjective assumptions. Any change to these inputs could produce significantly higher or lower fair value measurements.

The Company utilized the following assumptions:

	December 31,	December 31,
	2025	2024
Expected term	5.00 years	5.00 years
Expected average volatility	49.0% - 117%	239.0% - 251.0%
Risk-free interest rate	3.56% - 4.29%	3.79% - 4.30%
Expected dividend yield	–	–

A summary of activity of the warrants during the years ended December 31, 2025 and 2024 as follows:

	Warrants Outstanding
		Weighted Average	Weighted Average Remaining Contractual
	Shares	Exercise Price	Life (in years)
Outstanding, December 31, 2023	–	$–	–
Granted	270,010	0.50	5.00
Exercised	–	–	–
Forfeited/canceled	–	–	–
Outstanding, December 31, 2024	270,010	$0.50	4.61
Granted	2,806,091	3.51	5.02
Exercised	(166,667)	0.06	–
Canceled	–	–	–
Outstanding, December 31, 2025	2,909,434	$3.66	4.37

Exercisable, December 31, 2025	2,409,433	$4.41	4.41

The intrinsic value of the warrants as of December 31, 2025 is $12,846,759.